Intangible assets, net - Finite-Lived Other Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost, beginning balance	€ 1,857.3	€ 1,822.5
Additions	39.3	34.0
Disposals	(0.3)	(1.6)
Effect of changes in exchange rates	(1.4)	2.4
Cost, ending balance	1,894.9	1,857.3	€ 1,822.5
Accumulated amortization
Accumulated amortization, beginning balance	1,014.9	870.4
Amortization	127.6	135.1	133.0
Impairment charges	11.1	9.2	0.0
Disposals	(0.3)	(1.4)
Accumulated amortization, ending balance	1,153.2	1,014.9	870.4
Carrying amount
Carrying amount	741.7	842.4
Accumulated Amortization
Cost
Effect of changes in exchange rates	(0.1)	1.6
Brands
Cost
Cost, beginning balance	38.9	38.9
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	38.9	38.9	38.9
Accumulated amortization
Accumulated amortization, beginning balance	14.9	13.0
Amortization	1.9	1.9
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	16.8	14.9	13.0
Carrying amount
Carrying amount	22.1	24.0
Brands | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Intellectual property
Cost
Cost, beginning balance	147.1	144.8
Additions	0.0	1.5
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.8
Cost, ending balance	147.1	147.1	144.8
Accumulated amortization
Accumulated amortization, beginning balance	95.8	87.2
Amortization	8.3	8.6
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	104.1	95.8	87.2
Carrying amount
Carrying amount	43.0	51.3
Intellectual property | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Developed technology
Cost
Cost, beginning balance	1,220.2	1,220.2
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	1,220.2	1,220.2	1,220.2
Accumulated amortization
Accumulated amortization, beginning balance	677.4	594.0
Amortization	76.8	83.4
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	754.2	677.4	594.0
Carrying amount
Carrying amount	466.0	542.8
Developed technology | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Customer relationships
Cost
Cost, beginning balance	228.6	228.6
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	228.6	228.6	228.6
Accumulated amortization
Accumulated amortization, beginning balance	121.3	108.6
Amortization	12.7	12.7
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	134.0	121.3	108.6
Carrying amount
Carrying amount	94.6	107.3
Customer relationships | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Other
Cost
Cost, beginning balance	222.5	190.0
Additions	39.3	32.5
Disposals	(0.3)	(1.6)
Effect of changes in exchange rates	(1.4)	1.6
Cost, ending balance	260.1	222.5	190.0
Accumulated amortization
Accumulated amortization, beginning balance	105.5	67.6
Amortization	27.9	28.5
Impairment charges	11.1	9.2
Disposals	(0.3)	(1.4)
Accumulated amortization, ending balance	144.1	105.5	€ 67.6
Carrying amount
Carrying amount	116.0	117.0
Other | Accumulated Amortization
Cost
Effect of changes in exchange rates	€ (0.1)	€ 1.6